Retirement and Other Postretirement Benefits - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Settlements					$ 89	$ 0	$ 5
Average duration for plans' projected cash flows (in years)					9 years
Period expected long-term rate of return is applied (in years)					5 years
Expected long-term rate of return on plan assets					7.00%	6.70%	6.70%
Number of years over actual annual healthcare cost trend experience					20 years
Health care cost trend rate assumed for next year	5.50%		5.50%		5.50%	5.50%	5.50%
Defined benefit plan, ultimate health care cost trend rate	4.50%		4.50%		4.50%	4.50%	4.50%
Pension contributions					$ 70	$ 79	$ 36
Expenses related to defined contribution plan					$ 104	92	82
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, ultimate health care cost trend rate	(0.40%)		(0.40%)		(0.40%)
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, ultimate health care cost trend rate	12.40%		12.40%		12.40%
United States
Defined Benefit Plan Disclosure [Line Items]
Pension contributions					$ 70	79
United States | Scenario, forecast
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets				7.00%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in obligation, pension benefits	$ (128)
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Settlements		$ 3	$ 87		88	0	5
Curtailment			1		1	0	0
Contribution next fiscal year	$ 60		60		60
Pension benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in obligation, pension benefits		$ (19)
Pension benefits | Canada
Defined Benefit Plan Disclosure [Line Items]
Settlements			$ 1				2
Other postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Settlements					0	0	0
Curtailment					$ 0	$ 0	$ 0
Number of years over actual annual healthcare cost trend experience					3 years